RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Related Party Transaction [Line Items]
Gross Fund Management Fee	$ 895,609	$ 917,052
Asset Management and Reporting Fee	111,802	87,020
Fund Management Fee net of Asset Management and Reporting Fee	783,807	830,032
Series 47 [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	243,117	250,608
Asset Management and Reporting Fee	18,012	17,014
Fund Management Fee net of Asset Management and Reporting Fee	225,105	233,594
Series 48 [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	141,388	155,340
Asset Management and Reporting Fee	35,219	15,935
Fund Management Fee net of Asset Management and Reporting Fee	106,169	139,405
Series 49 [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	511,104	511,104
Asset Management and Reporting Fee	58,571	54,071
Fund Management Fee net of Asset Management and Reporting Fee	$ 452,533	$ 457,033